Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 142,664		¥ 105,102
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	250,222	[1]	115,416	[1]
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(105,504)		111,845
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	11,223		(22,841)
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(15,220)	[2]	(97,215)	[2]
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 1,943		¥ (2,103)

[1]	The net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
[2]	The amounts include the net loss of ¥90,642 million and ¥8,207 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010 and 2011, respectively.